Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Patent and licensing costs	$ 143,444	$ 119,133	$ 276,911	$ 309,906	$ 742,918	$ 842,325
Concentration of risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Deferred setup and organization costs, amortization period			180 months		180 months
Unrecognized tax benefits
General and Administrative Expense [Member]
Concentration of risk, percentage	56.20%	21.70%	50.50%	33.00%
Research and Development Expense [Member] | One Vendor and Consultants [Member]
Concentration of risk, percentage	36.80%	37.40%	28.30%	39.90%
Research and Development Expense [Member] | Two Vendors and Consultants [Member]
Concentration of risk, percentage	25.60%	21.70%	20.40%	31.10%
Research and Development Expense [Member] | Three Vendors and Consultants [Member]
Concentration of risk, percentage	10.50%	21.10%	15.10%	14.10%
Research and Development Expense [Member] | Four Vendors and Consultants [Member]
Concentration of risk, percentage		16.50%	11.90%	10.30%